EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2012
EMPLOYEE SHARE OPTIONS [Abstract]
EMPLOYEE SHARE OPTIONS
25.	EMPLOYEE SHARE OPTIONS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan ("The 2008 Share Incentive Plan"). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants. The total number of the Company's ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

On September 30, 2011, the Company granted options to purchase 4,765,800 ordinary shares to its employees at an exercise price $2.17 per share, a contractual life of eight years and vest equally on the first, second, third, and fourth anniversary of the grant date. The measurement date occurred when the exercise price was established, at which time the Company estimated the fair value of these share-based payment awards and recognize compensation cost over each employee's respective requisite service period which closely approximates the vesting period of the awards. The total compensation recognized in for the years ended December 31 2010, 2011 and 2012 was RMB9,571, RMB9,234 and RMB9,084 (US$1,458), respectively. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. However, the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

The Company calculated the estimated grant date fair value of the share options granted on September 30, 2011, using a Black-Scholes Model based on the following weighted average assumptions:

September 30, 2011
2008 Share Incentive Plan
Risk-fee interest rate	0.96%
Dividend yield	-
Expected volatility range	43.98%
Expected term	5.25 years

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was assumed nil, although the Company paid a special dividend in 2011, the Company has not yet developed a long-term dividend policy and does not currently expect to pay dividends on its ordinary shares in the foreseeable future. The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the health care industry. The expected term of options granted in 2011 was calculated based upon the expected term of similar grants of comparable companies. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share-based awards activities for the year ended December 31, 2012:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012	4,643,734	US$	3.55	US$	1.25	6.05
Forfeited	-		-		-
Granted	-		-		-

Outstanding, December 31, 2012	4,643,734	US$	3.55	US$	1.25	5.05	-

Vested and expected to vest at December 31, 2012	4,643,734	US$	3.67	US$	1.25	5.05	-

Exercisable at December 31, 2012	2,143,925	US$	3.67	US$	1.25	5.05	-

There were 2,499,809 and 1,338,876 nonvested share options as of January 1, 2012 and December 31, 2012, respectively. 1,160,934 share options vested during the year ended December 31, 2012. The weighted average grant date far value is US$1.18.

The weighted-average grant-date fair value of share options granted for the years ended December 31, 2010, 2011 and 2012 are Nil, US$0.29, and Nil respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company's shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2010, 2011 and 2012. The total intrinsic value of the options granted and exercised for the years ended December 31, 2010, 2011 and 2012 was nil for each year.

As of December 31, 2012, there was RMB8,538 (US$1,371) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 1.05 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	7,046	6,876	6,776	1,087
Selling expenses	2,525	2,358	2,308	371

	9,571	9,234	9,084	1,458